Loans and Borrowings - Schedule of Loans and Borrowings (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about borrowings [line items]
Loans and borrowings, Current	$ 5,734,282	$ 3,713,717
Loans and borrowings, Noncurrent	319,200	1,022,866
Total Loans and Borrowings	6,053,482	4,736,583
Bank Loans
Disclosure of detailed information about borrowings [line items]
Loans and borrowings, Current	15,925	14,527
Convertible Notes
Disclosure of detailed information about borrowings [line items]
Loans and borrowings, Current	1,488,517
Promissory Notes
Disclosure of detailed information about borrowings [line items]
Loans and borrowings, Current	4,229,840	3,699,190
Bank Loans
Disclosure of detailed information about borrowings [line items]
Loans and borrowings, Noncurrent	10,009	22,866
Promissory Notes
Disclosure of detailed information about borrowings [line items]
Loans and borrowings, Noncurrent		$ 1,000,000
Promissory Notes Issued to Related Parties
Disclosure of detailed information about borrowings [line items]
Loans and borrowings, Noncurrent	$ 309,191